Finance income and finance expense	12 Months Ended
Dec. 31, 2020
Finance income and finance expense [Abstract]
Finance income and finance expense

19. Finance income and finance expense

	2020	2019	2018
Interest income	258	17,882	—
Net foreign currency exchange gain	3,207,649	1,343,153	1,103,067
Revaluation gain from derivative financial instruments	—	663,725	1,350,071
Total finance income	3,207,907	2,024,760	2,453,138
Interest expense (incl. Bank charges)	135,151	28,628	1,070,177
Net foreign currency exchange loss	3,541,202	1,562,725	1,242,938
Revaluation loss from derivative financial instruments	2,250,222	—	—
Transaction costs	219,615	—	—
Total finance expense	6,146,190	1,591,353	2,313,115
Finance (expense)/income, net	(2,938,283)	433,407	140,023

In 2020, CHF 2,248,257 of the revaluation loss from derivative financial instruments is related to the revaluation of the financial derivatives embedded in the FiveT convertible loan (note 25), both at partial conversion and at year-end. CHF 1,965 of the revaluation loss is related to the revaluation of outstanding warrants from public offerings (note 26). In 2019 and 2018 there was a revaluation gain from derivative financial instruments of CHF 663,725 and CHF 1,350,071 respectively. In 2020, net foreign currency exchange gains contain translation gains of CHF 71,525 (2019: CHF 7,744; 2018: CHF 264,029) which arose on the Company’s USD and EUR denominated cash and cash equivalents. In 2020, finance expenses did not include any interest paid (2019: CHF 3,745; 2018: CHF 435,993).